Equity (Details Textual) - INR (₨) ₨ / shares in Units, ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2015	Mar. 31, 2020
Statement [Line Items]
Increase in authorised share capital		₨ 189,000
Authorized Share Capital		₨ 2,040,000
Number of shares authorised		204,000,000
Par value per share	₨ 10	₨ 10	₨ 10
Dividends paid, ordinary shares	₨ 185,477
Dividend distribution tax paid ordinary shares	38,125
Dividends paid includes dividend distribution tax, ordinary shares	₨ 223,602
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	₨ 1.2